Retrospective Application of Change in Accounting Policy (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Service		$ 3,081	$ 3,384	$ 3,407
Total operating revenues		3,990	4,031	3,902
Operating income (loss)		48	347	(134)
Investment and other income (expense)
Interest and dividend income		6	2	3
Total investment and other income		34	57	75
As previously reported
Operating revenues
Service	[1]	3,030	3,350	3,398
Total operating revenues	[1]	3,939	3,997	3,893
Operating income (loss)	[1]	(3)	313	(143)
Investment and other income (expense)
Interest and dividend income	[1]	57	36	12
Total investment and other income	[1]	85	91	84
Adjustment
Operating revenues
Service		51	34	9
Investment and other income (expense)
Interest and dividend income		$ (51)	$ (34)	$ (9)

[1]	In Annual Report on Form 10-K for the year ended December 31, 2016, filed on February 24, 2017.